Income Taxes--Component of Income Tax (Benefit) Expense from Continuing Operations (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 21, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred income taxes
Total deferred income taxes	$ 0
Income tax (benefit) expense	$ 1,000
Predecessor
Current income taxes
Federal				$ (10,000)	$ (21,000)	$ (22,000)
State				(92,000)	195,000	574,000
Total current income taxes				(102,000)	174,000	552,000
Deferred income taxes
Federal				0	(161,879,000)	115,699,000
State				0	(15,514,000)	8,192,000
Total deferred income taxes		$ 0		0	(177,393,000)	123,891,000
Income tax (benefit) expense		$ 37,000	$ 132,000	$ (102,000)	$ (177,219,000)	$ 124,443,000